Investments - Schedule of Changes in Investments in Subsidiaries Jointly Controlled Entities and Affiliates (Parenthetical) (Details) - BRL (R$) R$ in Millions		12 Months Ended
	Dec. 01, 2021	Dec. 31, 2021
U F V Brasilandia Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Acquisition of jointly controlled subsidiary		R$ 2
Itaocara Equity Deficit [Member]
IfrsStatementLineItems [Line Items]
Capital injected	R$ 40
Additional capital injected to cover expense	R$ 1
Madeira Energia Provisions To Losses [Member]
IfrsStatementLineItems [Line Items]
Loss recognized for extension of contractual obligation		R$ 162